SUBSEQUENT EVENTS - Pro forma balance sheet (Parenthetical) (Details) - shares	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
SUBSEQUENT EVENTS
Ordinary shares, shares issued (in shares)	10,000	10,000
Ordinary shares, shares outstanding (in shares)	10,000	10,000
Common Class A
SUBSEQUENT EVENTS
Ordinary shares, shares issued (in shares)	15,830,000	13,760,000	13,760,000
Ordinary shares, shares outstanding (in shares)	15,830,000	13,760,000	13,760,000
Common Class B
SUBSEQUENT EVENTS
Ordinary shares, shares issued (in shares)	2,000,000	2,000,000	2,000,000
Ordinary shares, shares outstanding (in shares)	2,000,000	2,000,000	2,000,000